Reporting entity	12 Months Ended
Mar. 31, 2021
Description Of Business [Abstract]
Disclosure Of Nature Of Business Explanatory
1. Reporting entity

Dr. Reddy’s Laboratories Limited (the “parent company”), together with its subsidiaries and joint ventures (collectively, the “Company”), is a leading India-based pharmaceutical company headquartered and having its registered office in Hyderabad, Telangana, India. Through its three businesses - Pharmaceutical Services and Active Ingredients, Global Generics and Proprietary Products – the Company offers a portfolio of products and services, including Active Pharmaceutical Ingredients (“APIs”), Custom Pharmaceutical Services (“CPS”), generics, biosimilars and differentiated formulations.

The Company’s principal research and development facilities are located in the states of Telangana and Andhra Pradesh in India, Cambridge in the United Kingdom and Leiden in the Netherlands; its principal manufacturing facilities are located in the states of Telangana, Andhra Pradesh and Himachal Pradesh in India, Cuernavaca-Cuautla in Mexico, Mirfield in the United Kingdom, and Louisiana in the United States; and its principal markets are in India, Russia, the United States, the United Kingdom, and Germany. The Company’s shares trade on the Bombay Stock Exchange, the National Stock Exchange, the NSE IFSC Limited in India and on the New York Stock Exchange in the United States.